UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coldstream Capital Management, Inc.
Address: One -100th Avenue NE, Suite 102
         Bellevue, Washington 98004

13F File Number:  28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert D. Frazier
Title:     Chief Investment Officer
Phone:     425-283-1600

Signature, Place, and Date of Signing:

     /s/  Robert D. Frazier     Bellevue, WA     November 14, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     135

Form13F Information Table Value Total:     $229,620 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      929    12941 SH       SOLE                    12941
ABB Ltd                        COM              000375204      206    12039 SH       SOLE                    12039
AT&T                           COM              00206R102      323    11336 SH       SOLE                    11336
Abbott Labs                    COM              002824100     1873    36628 SH       SOLE                    36628
Aflac, Inc.                    COM              001055102     1021    29215 SH       SOLE                    29215
Altria Group                   COM              02209s103     2214    82593 SH       SOLE                    82593
Alumina Ltd Spon ADR           COM              022205108      130    23070 SH       SOLE                     7271             15799
American Express Co            COM              025816109     1124    25044 SH       SOLE                    25044
Anglogold Limited Spons ADR    COM              035128206      363     8774 SH       SOLE                     2651              6123
Apple Computer                 COM              037833100     1835     4813 SH       SOLE                     4813
Applied Materials              COM              038222105     1047   101107 SH       SOLE                   101107
Arris Group                    COM              04269Q100      138    13441 SH       SOLE                     3924              9517
Astrazeneca PLC SpADR          COM              046353108      357     8038 SH       SOLE                     2683              5355
Ballantyne Strong Inc          COM              058516105       46    14840 SH       SOLE                    14840
Barrick Gold Corp              COM              067901108      695    14895 SH       SOLE                     8455              6440
Becton Dickinson               COM              075887109     1472    20070 SH       SOLE                    20070
Berkshire Hathaway Cl A        COM              084670108     1068     1000 SH       SOLE                     1000
Berkshire Hathaway Cl B        COM              084670702      492     6925 SH       SOLE                     6925
Blackrock, Inc.                COM              09247x101      959     6479 SH       SOLE                     6479
Boeing Co                      COM              097023105     1321    21838 SH       SOLE                    21838
CSX Corp                       COM              126408103     1465    78445 SH       SOLE                    78445
Cabot Oil & Gas Corp           COM              127097103      244     3935 SH       SOLE                      186              3749
Cameco Corp                    COM              13321L108      349    19043 SH       SOLE                     5786             13257
Caterpillar                    COM              149123101      400     5410 SH       SOLE                     5410
Chevron Corp                   COM              166764100     5147    55586 SH       SOLE                    55586
Coca-Cola                      COM              191216100     1799    26625 SH       SOLE                    26625
Colgate-Palmolive              COM              194162103     1133    12772 SH       SOLE                    12772
ConocoPhillips                 COM              20825C104     1790    28273 SH       SOLE                    28273
Darden Restaurants             COM              237194105      855    19991 SH       SOLE                    19991
Dole Food Co Inc New Com       COM              256603101      102    10162 SH       SOLE                    10162
Dow Chemical Co                COM              260543103     1088    48423 SH       SOLE                    48423
Edgewater Technology           COM              280358102       25    10635 SH       SOLE                    10635
Exxon Mobil Corp               COM              30231G102      628     8643 SH       SOLE                     8643
Finavera Renewables, Inc.      COM              31771g106       13    29352 SH       SOLE                    29352
Force Protection, Inc.         COM              345203202       58    15105 SH       SOLE                    15105
Forest City Ent CL A           COM              345550107      107    10000 SH       SOLE                    10000
Fujifilm Holding Corp ADR      COM              35958N107      210     8932 SH       SOLE                     2697              6235
General Electric               COM              369604103     1113    73103 SH       SOLE                    73103
Glacier Bancorp New            COM              37637Q105      641    68408 SH       SOLE                    67723               685
Glaxosmithkline PLC ADR        COM              37733W105      390     9446 SH       SOLE                     3074              6372
Gold Fields Ltd ADS            COM              38059T106      361    23572 SH       SOLE                     6352             17220
Hormel Foods Corp              COM              440452100     1018    37668 SH       SOLE                    37668
Illinois Tool Works            COM              452308109      937    22536 SH       SOLE                    22536
Int'l Business Machines        COM              459200101     2432    13907 SH       SOLE                    13907
Intel Corp                     COM              458140100     1624    76138 SH       SOLE                    76138
JP Morgan Chase & Co           COM              46625H100      967    32109 SH       SOLE                    32109
Johnson and Johnson            COM              478160104      336     5270 SH       SOLE                     5270
Kinross Gold Corp              COM              496902404      384    25950 SH       SOLE                    11178             14772
Korean Elec Pwr 1 ADR rep 1/2  COM              500631106      132    15505 SH       SOLE                     3770             11735
Kraft Foods, Inc.              COM              50075N104      834    24828 SH       SOLE                    24828
Marathon Petroleum Corporation COM              56585A102      793    29323 SH       SOLE                    29323
Market Leader Inc              COM              57056R103       49    22155 SH       SOLE                    22155
McCormick & Company            COM              579780206     1051    22767 SH       SOLE                    22767
McDonald's Corp                COM              580135101     2004    22819 SH       SOLE                    22819
Medtronic, Inc.                COM              585055106     1343    40406 SH       SOLE                    40406
Microchip Technology           COM              595017104     1062    34127 SH       SOLE                    34127
Microsoft Corp                 COM              594918104    61090  2454409 SH       SOLE                  2454409
Newmont Mining Corp            COM              651639106      239     3792 SH       SOLE                     3792
Nexen                          COM              65334H102      268    17296 SH       SOLE                     5256             12040
Nippon T&T ADR                 COM              654624105      584    24380 SH       SOLE                     7162             17218
Nokia Corp ADR                 COM              654902204      268    47413 SH       SOLE                    15377             32036
Norfolk Southern Corp          COM              655844108     1550    25405 SH       SOLE                    25405
NovaGold Resources             COM              66987E206      159    24581 SH       SOLE                    24581
Opko Health Inc                COM              68375N103      118    27138 SH       SOLE                    27138
Orion Energy Systems, Inc      COM              686275108       41    15545 SH       SOLE                    15545
Panasonic Corp.                COM              69832a205      185    19419 SH       SOLE                     5851             13568
Pepsico                        COM              713448108     1267    20471 SH       SOLE                    20471
Philip Morris Int'l            COM              718172109     2898    46453 SH       SOLE                    46453
Pixelworks                     COM              72581M107       21    10000 SH       SOLE                    10000
Potash Corp of Saskatchewan    COM              73755L107      395     9132 SH       SOLE                     9132
Procter & Gamble Co            COM              742718109     1261    19959 SH       SOLE                    19959
Royal Dutch Shell ADR Cl B     COM              780259107      266     4279 SH       SOLE                     1301              2978
SK Telecom ADR                 COM              78440P108      347    24650 SH       SOLE                     7344             17306
Sanofi Aventis Sponsored ADR   COM              80105N105      374    11411 SH       SOLE                     3772              7639
Siemens Ag-Spons Adr           COM              826197501      213     2374 SH       SOLE                      922              1452
Societe General ADR            COM              83364L109       66    12365 SH       SOLE                     4029              8336
Starbucks Corp                 COM              855244109      651    17460 SH       SOLE                    17460
TNT Express NV ADR             COM              87262N109      188    26876 SH       SOLE                     8258             18618
Target                         COM              87612E106      909    18541 SH       SOLE                    18541
Telecom Italia Sav ADR         COM              87927Y201      288    29684 SH       SOLE                     9197             20487
The Blackstone Group           COM              09253u108      958    79986 SH       SOLE                    79986
Toyota Motor Corp Sp ADR       COM              892331307      211     3095 SH       SOLE                      825              2270
UBS AG - Registered            COM              H89231338      166    14493 SH       SOLE                     4330             10163
USX-Marathon Group             COM              565849106      897    41572 SH       SOLE                    41572
United Technologies            COM              913017109     1076    15289 SH       SOLE                    15289
Verizon Communications         COM              92343V104      316     8576 SH       SOLE                     8576
Vodafone Group PLC ADR         COM              92857W209      387    15087 SH       SOLE                     5692              9395
Wacoal Corp ADR                COM              930004205      249     3951 SH       SOLE                     1206              2745
Wal-Mart Stores, Inc.          COM              931142103     1258    24237 SH       SOLE                    24237
Walgreen Co                    COM              931422109     1066    32408 SH       SOLE                    32408
White Energy Co. Ltd           COM              q9763g104      261   181160 SH       SOLE                   181160
Wolters Kluwer NV Spons ADR    COM              977874205      263    16025 SH       SOLE                     4808             11217
Xilinx                         COM              983919101     1222    44519 SH       SOLE                    44519
Eaton Vance Tax-Advantaged Glo ETF              27828U106      212    13000 SH       SOLE                    13000
Eaton Vance Tax-Managed Global ETF              27829F108      516    64499 SH       SOLE                    64499
Energy Select Sector SPDR      ETF              81369y506      372     6360 SH       SOLE                     6360
GreenHaven Continuous Commodit ETF              395258106    16595   546973 SH       SOLE                   546973
Industrial Select Sector SPDR  ETF              81369Y704      785    26869 SH       SOLE                    26869
JP Morgan Chase & Co Alerian M ETF              46625H365      476    13968 SH       SOLE                    13968
Jefferies TR/J CRB Global Comm ETF              00162q304     3141    80133 SH       SOLE                    80133
MKT Vect Gold Miners           ETF              57060U100     1991    36070 SH       SOLE                    36070
MS Emerging Markets Domestic D ETF              617477104     2122   146669 SH       SOLE                   146669
Morgan Stanley China Fund      ETF              617468103      544    25650 SH       SOLE                    25650
Pimco ETF Tr 1-5 US TIP Index  ETF              72201r205     1062    20022 SH       SOLE                    20022
PowerShares Intl Dividend Achi ETF              73935X716     2648   192599 SH       SOLE                   192599
SPDR Gold Trust                ETF              78463v107     2744    17360 SH       SOLE                    17360
SPDR S&P 500 ETF Tr Series-1   ETF              78462F103     3292    29098 SH       SOLE                    29098
SPDR S&P Dividend ETF          ETF              78464a763      943    19426 SH       SOLE                    19426
SPDR S&P Midcap 400 ETF Trust  ETF              78467y107      610     4292 SH       SOLE                     4292
Tortoise Energy Infrastructure ETF              89147L100     1264    37252 SH       SOLE                    36977               275
Tortoise Pwr & Energy Infra    ETF              89147X104      371    16574 SH       SOLE                    16574
Vanguard Dividend Appreciation ETF              921908844    12452   255363 SH       SOLE                   255363
Vanguard Emerging Mkts Stock I ETF              922042858    12351   344700 SH       SOLE                   344700
Vanguard FTSE All-World Ex-US  ETF              922042775     4589   118507 SH       SOLE                   118507
Vanguard Growth ETF            ETF              922908736     4153    74245 SH       SOLE                    74245
Vanguard Index Fds Ext Mkt VIP ETF              922908652     1190    25822 SH       SOLE                    25822
Vanguard REIT Vipers           ETF              922908553     2905    57106 SH       SOLE                    57106
Vanguard Small-Cap ETF         ETF              922908751      616    10032 SH       SOLE                    10032
Wisdomtree India Earnings      ETF              97717w422      190    10444 SH       SOLE                    10444
iShares Barclays 1-3 Year Cred ETF              464288646      514     4944 SH       SOLE                     4944
iShares DJ Select Dividend Ind ETF              464287168      216     4472 SH       SOLE                     4472
iShares DJ US Telecom          ETF              464287713      369    18084 SH       SOLE                    18084
iShares Lehman US Tst Inflatio ETF              464287176      889     7777 SH       SOLE                     7777
iShares MSCI ACWI All World    ETF              464288257      268     6861 SH       SOLE                     6861
iShares MSCI Australia         ETF              464286103      249    12424 SH       SOLE                    12424
iShares MSCI Canada            ETF              464286509     1015    39835 SH       SOLE                    39835
iShares MSCI EAFE Index        ETF              464287465      411     8601 SH       SOLE                     8601
iShares MSCI Emerging Markets  ETF              464287234     3277    93373 SH       SOLE                    93373
iShares Russell 1000 Growth In ETF              464287614     1618    30778 SH       SOLE                    30778
iShares Russell 1000 Value Ind ETF              464287598      202     3568 SH       SOLE                     3568
iShares Russell 2000 Index Fun ETF              464287655      253     3934 SH       SOLE                     3934
iShares Russell Midcap Index F ETF              464287499     7521    85226 SH       SOLE                    85226
iShares S&P 500 Index Fund     ETF              464287200      484     4255 SH       SOLE                     4255
iShares S&P Midcap 400 Index F ETF              464287507     1532    19646 SH       SOLE                    19646
iShares Silver Trust           ETF              46428q109      201     6945 SH       SOLE                     6945